Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

NOTE 8: STOCKHOLDERS’ EQUITY

Common Stock

The Company has 2,000,000,000 shares of common stock authorized, with a par value of $0.001, and as of September 30, 2017, the Company has 53,468,563 shares issued and outstanding.

During the nine months ending September 30, 2017, the Company issued 3,040,239 shares of its common stock valued at $334,048 for the settlement of debt, 2,220,944 shares of its common stock valued at $250,392 for services, and 13,367,100 shares of its common stock valued at $3,361,540 for conversions of 1,276,710 shares of Series A Preferred. Additionally, during the nine months ending September 30, 2017 the Company issued 3,096,483 shares of common stock valued at $309,450 and 343,279 shares of Series A Preferred valued at $1,011,797 for the reduction of $272,976 of accounts payable, the reduction of $387,751 of accrued payroll, while recording $294,530 as a gain on extinguishment of debt and $365,990 worth of services.

Preferred Stock

As of September 31, 2017 the Company has 20,000,000 shares of Series A Preferred authorized with a par value of $0.001. The Company’s Board of Directors is authorized to provide for the issuance of shares of preferred stock in one or more series, to establish the number of shares in each series, and to determine the designations, preferences and rights through a resolution of the Board of Directors.

Effective June of 2015, the Board of Directors designated the Series A Preferred as a new series of preferred stock. As of September 30, 2017, the Company has 5,000,000 shares of Series A Preferred authorized, with a par value of $0.001, and has 3,583,860 shares issued and outstanding.

Each Series A Preferred share is convertible into shares of the Company’s common stock, at the option of the holder. In addition, in the event that to Company completes a registered equity or equity based public offering resulting in gross proceeds to the Company totaling at least $5 million, all issued and outstanding shares of Series A Preferred shall automatically convert into the designated number of shares of Company common stock. In addition, each holder may voluntarily elect to convert his or her shares of Series A Preferred at any time prior to any redemption by the Company.

Each holder of Series A Preferred is entitled to the equivalent of five votes for every conversion share, where the conversion shares are the number of common stock the Series A Preferred would be convertible into. The Series A Preferred ranks prior to our common stock for purposes of liquidation preference, and the holders of the Series A Preferred have a liquidation preference equal to $5.00 per share (the “Liquidation Preference”).

In the event of a change of control of the Company, as defined in the Certificate of Designations, Preferences and Rights of Series A Convertible Preferred, the Company, at its option, has the right to redeem all or a portion of the outstanding Series A Preferred in cash at a price per share of Series A Preferred equal to 100% of the Liquidation Preference amount. In addition, any time after the six-month period following the issuance of Series A Preferred shares, the Company has the right to redeem all or a portion of the outstanding Series A Preferred shares upon thirty days written notice for the same price set forth above.

During the nine months ending September 30, 2017 the Company issued 743,699 shares of Series A Preferred valued at $1,116,110 as loan fees in connection with the issuance of the Debentures, and 343,279 shares of Series A Preferred valued at $1,011,797 for accrued payroll and accounts payable.

NOTE 11: STOCKHOLDERS’ EQUITY

Common Stock

The Company has 2,000,000,000 shares of common stock authorized, with a par value of $0.001, and as of December 31, 2016 and 2015, the Company has 31,743,797 and 19,969,341 shares issued and outstanding, respectively. The Company’s Board of Directors is authorized to provide for the issuance of shares of preferred stock in one or more series, fix or alter the designations, preferences, rights, qualifications, limitations or restrictions of the shares of each series, including the dividend rights, dividend rates, conversion rights, voting rights, term of redemption including sinking fund provisions, redemption price or prices, liquidation preferences and the number of shares constituting any series or designations of such series without further vote or action by the shareholders. The issuance of preferred stock may have the effect of delaying, deferring or preventing a change in control of management without further action by the shareholders and may adversely affect the voting and other rights of the holders of common stock. The issuance of preferred stock with voting and conversion rights may adversely affect the voting power of the holders of common stock, including the loss of voting control to others.

As of December 31, 2015, there was an insufficient amount of the Company’s authorized common stock to satisfy the potential number of shares that would be required to satisfy the outstanding options, warrants and convertible debt into common stock. As a result, the Company recorded a liability in the amount of $852,091, offset by $852,091 of equity for the year ending December 31, 2015. Effective October 2016, the Company filed a Certificate of Amendment to perform a 1:100 reverse stock split which eliminated the shortage of sufficient authorized common shares. Additionally, the Company removed the $852,091 liability for lack of authorized shares and increased paid in capital. The Company’s financial statements have been retroactively adjusted for all periods presented to reflect the reverse stock split.

Preferred Stock

As of December 31, 2016 and 2015, the Company has 20,000,000 shares of Series A Preferred authorized with a par value of $0.001. The Company’s Board of Directors is authorized to provide for the issuance of shares of preferred stock in one or more series, to establish the number of shares in each series, and to determine the designations, preferences and rights through a resolution of the Board of Directors.

We currently have one series of preferred stock authorized, the Series A Preferred. The following is a summary of the rights and preferences of the Series A Preferred, which summary is not meant to be a complete description of those terms. For a complete description of the rights and preferences attributable to the Series A Preferred, please see the Certificate of Designations, Preferences and Rights of the Series A Convertible Preferred Stock (the “Series A Certificate of Designation”), attached as Exhibit 4.1 to our Current Report on Form 8-K filed with the SEC on July 8, 2015.

Series A Convertible Preferred Stock

In June 2015, the Series A Certificate of Designation was filed with the Delaware Secretary of State to designate 2.5 million shares of our preferred stock as Series A Preferred. Effective March 31, 2016, the Company amended the Certificate of Designations, Preferences and Rights of Series A Convertible Preferred of the Registrant, increasing the maximum number of shares of Series A Preferred from 2,500,000 shares to 5,000,000 shares. The following summarizes the current rights and preferences of the Series A Preferred:

Liquidation Preference. The Series A Preferred has a liquidation preference of $5.00 per share.

Dividends. Shares of Series A Preferred do not have any separate dividend rights.

Conversion. Subject to certain limitations set forth in the Series A Certificate of Designation, each share of Series A Preferred is convertible, at the option of the holder, into that number of shares of common stock (the “Series A Conversion Shares”) equal to the liquidation preference thereof, divided by Conversion Price (as such term is defined in the Series A Certificate of Designation), currently $0.50.

In the event the Company completes an equity or equity-based public offering, registered with the SEC, resulting in gross proceeds to the Company totaling at least $5.0 million, all issued and outstanding shares of Series A Preferred at that time will automatically convert into Series A Conversion Shares.

Redemption. Subject to certain conditions set forth in the Series A Certificate of Designation, in the event of a Change of Control (defined in the Series A Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series A Preferred shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series A Preferred in cash at a price per share of Series A Preferred equal to 100% of the Liquidation Preference.

Voting Rights. Holders of Series A Preferred are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of five (5) votes for every Series A Conversion Share issuable upon conversion of such holder’s outstanding shares of Series A Preferred. However, the Series A Conversion Shares, when issued, will have all of the same voting rights as other issued and outstanding common stock of the Company, and none of the rights of the Series A Preferred.

Liquidation. Upon any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary (a “Liquidation ”), the holders of Series A Preferred shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the liquidation preference of the Series A Preferred before any distribution or payment shall be made to the holders of any junior securities, and if the assets of the Company is insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of the Series A Preferred shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Certain Price and Share Adjustments.

a) Stock Dividends and Stock Splits. If the Company (i) pays a stock dividend or otherwise makes a distribution or distributions payable in shares of common stock on shares of common stock or any other common stock equivalents; (ii) subdivides outstanding shares of common stock into a larger number of shares; (iii) combines (including by way of a reverse stock split) outstanding shares of common stock into a smaller number of shares; or (iv) issues, in the event of a reclassification of shares of the common stock, any shares of capital stock of the Company, then the conversion price shall be adjusted accordingly.

b) Merger or Reorganization. If the Company is involved in any reorganization, recapitalization, reclassification, consolidation or merger in which the Common Stock is converted into or exchanged for securities, cash or other property than each share of Series A Preferred shall be convertible into the kind and amount of securities, cash or other property that a holder of the number of shares of common stock issuable upon conversion of one share of Series A Preferred prior to any such merger or reorganization would have been entitled to receive pursuant to such transaction.

Common Stock Issued for the Exercise of Options and Warrants

During 2015, the Company issued 1,995,000 shares of common stock for cashless warrants exercise.

During 2016, the Company issued 30,644 shares of common stock for cashless warrants exercise.

Common Stock Issued for Loan Fees on Convertible Debt

During the year ending December 31, 2016, the Company did not issue any common stock for loan fees.

During the year ending December 31, 2015, the Company issued 43,326 shares of common stock for loan fees when entering into related party convertible notes. The shares were valued at $6,387, of which $4,896 was allocated to a debt discount (see Note 6) and $1,491 was recorded as interest expense.

Common Stock Issued for Settlement and Conversion of Debt

During 2016, the Company issued 563,523 shares of common stock in conjunction with the settlement of convertible debt that was paid in cash. The shares were valued at $70,863 and were recognized as a loss on the settlement of debt.

During 2015, the Company issued 920,516 shares of common stock valued at $109,812 in exchange for convertible debt raised in 2014 resulting in a reduction in debt of $31,721, a reduction in derivative liability of $79,044, with an offset of $3,035 to debt discount and a $2,083 gain on extinguishment of debt.

Common Stock Issued for Conversion of Preferred Stock

During 2016, the Company issued 11,180,289 shares of common stock valued at $1,590,801 in exchange for 1,118,024 shares of Series A Preferred valued at $4,828,204, resulting in an increase in retained earnings of $3,237,403.

Common Stock Options

The following schedule summarizes the changes in the Company’s stock options:

			Weighted		Weighted
	Options Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2014	87,850	$9.00-15.00	3.42 years	$-	$14.00

Options granted	-	$-	-		$-
Options exercised	-	$-	-		$-
Options expired	(36,500)	$9.00-21.00	-		$12.00

Balance at December 31, 2015	51,350	$12.00-15.00	7.12 years	$-	$15.00

Options granted	2,370,000	$0.50-1.00	-		$0.62
Options exercised	-	$-	-		$-
Options expired	(18,850)	$0.12-0.15	-		$14.84

Balance at December 31, 2016	2,402,500	$0.50-15	4.05 years	$-	$0.81

Exercisable at December 31, 2016	1,939,062	$0.50-15	3.95 years	$-	$0.88

During the year ending December 31, 2016 and 2015, the Company recognized $675,324 and $80,635, respectively, worth of stock based compensation related to the vesting of it stock options.

Common Stock Warrants

The following schedule summarizes the changes in the Company’s common stock warrants:

			Weighted	Weighted
	Warrants Outstanding		Average	Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price Per
	Shares	Per Share	Life	Value	Share

Balance at December 31, 2014	23,107,701	$0.01-25	2.86 years	$-	$1

Warrants granted	312,500	$0.10-0.15	2.94 years		$0.13
Warrants exercised	(2,856,041)	$0.30	-		$0.30
Warrants adjusted (1)	(13,601,951)	$0.10-0.15	-		0.01
Warrants expired/cancelled	(158,706)	$6.00-25.00	-		$8.76

Balance at December 31, 2015	6,803,503	$0.1-10	1.90 years	$2,052,699	$0.81

Warrants granted	233,334	$0.40	1.71 years		$0.34
Warrants exercised	(202,500)	$0.10	-		$0.10
Warrants expired/cancelled	(3,254,832)	$0.01-6.00	-		$0.13

Balance at December 31, 2016	3,579,505	$0.01-10	0.52 years	$749	$4.45

Exercisable at December 31, 2016	3,579,505	$0.01-10	0.52 years	$749	$4.45

(1)	Based upon Delaware law and on the terms and conditions set forth in the applicable warrant agreement, any adjustments to the warrants were limited to a floor price of $0.001. Pursuant to the defective warrant exercise notice using an exercise price below $0.001, the Company issued at total of 1,473,777 shares of common stock to the warrant holders, which the Company believes are voidable, and also recorded 16,009,450 warrants outstanding to the holder on the Company’s financial statements for the year ended December 31, 2014, and for the periods ending March 31 and June 30, 2015. Management believes that the warrants were recorded in error during the periods presented, and has recorded the revised number of warrants outstanding at September 30, 2015 at 2,407,500, which reflects the number of shares of common stock purchase warrants outstanding and exercisable under the terms of the warrants at an exercise price of $0.001 per share. This net adjustment of 13,601,951 warrants has been reflected in the schedule for the twelve months ending December 31, 2015. The Company reached a Settlement Agreement in 2016 with this warrant holder to cancel all the remaining 2,407,500 warrants in exchange for 50,000 shares of Series A Preferred.

During the year ending December 31, 2016 and 2015, the Company recognized $595,175 and $0, respectively, worth of expense related to warrants granted for services.

Preferred Stock Issued for Cash

During 2016, the Company issued 46,666 shares of Series A Preferred for $70,000 cash.

Preferred Stock Issued for Exercise of Warrants

During 2016, the Company issued 250,000 shares of Series A Preferred for $250 for the exercise of warrants.

Preferred Stock Issued for Warrants Surrendered

During 2016, the Company issued 62,854 shares of Series A Preferred, representing $407,973, in exchange for the surrender of 2,407,500 warrants. This resulted in the Company writing off $1,179,710 worth of derivative liabilities and recognizing a gain on debt extinguishment of $771,737.

Preferred Stock Issued for Services

During 2016, the Company issued 218,000 shares of its Series A Preferred, representing $942,644, for services valued at $949,661, therefore recognizing $7,018 of a gain on settlement of debt. During 2016, the Company issued 10,000 shares of its Series A Preferred to its CFO, representing $54,152, for services (see Note 6).

During 2015, the Company issued 100,000 shares of its Series A Preferred, representing $334,880, for services.

Preferred Stock Issued for Loan Fees

During 2016, the Company issued 30,000 shares of its Series A Preferred, valued at $162,456, as a finder’s fee and issued 37,906 shares of its Series A Preferred, valued at $29,156 (see Note 6), as loan fees on related party convertible notes. The Company also issued 347,400 shares of its Series A Preferred, valued at $363,807, as loan fees on convertible notes recorded as debt discount (see Note 8), and issued 47,840 shares of its Series A Preferred, valued at $39,904, as loan fees on convertible notes recorded as derivative liabilities.

During 2015, the Company issued 133,833 shares of its Series A Preferred, valued at $527,325, as loan fees on convertible notes and issued 3,440 shares of its Series A Preferred, valued at $17,401 (see Note 6), as loan fees on related party convertible notes.

Preferred Stock Issued for Debt Extinguishment

During 2016, the Company issued 215,961 shares of Series A Preferred, valued at $1,401,760, in exchange for $1,197,950 of related party debt, and $59,671 of accrued interest (see Note 6). This resulted in the Company recognizing $144,139 as a loss on debt extinguishment.

During 2016, the Company issued 473,830 shares of Series A Preferred, valued at $2,330,876, in exchange for $473,613 of related party convertible debt, and $0 of accrued interest (see Note 6). This resulted in the Company writing off $2,330,154 in derivative liabilities, $448,613 in debt discounts, and recognizing $24,278 as a gain on debt extinguishment.

During 2016, the Company issued 1,460,600 shares of Series A Preferred, valued at $8,552,746 in exchange for $1,444,950 of convertible debt, and $50,711 of accrued interest (see Note 8). This resulted in the Company writing off $8,138,070 in derivative liabilities, $814,625 in debt discounts, and recognizing $266,358 as a gain on debt extinguishment.

In September 2015, the Company issued 148,310 shares of Series A Preferred in exchange for $1,414,100 of related party debt plus $810,538 of accrued interest and 207,620 shares of Series A preferred stock in exchange for $2,224,466 of related party debt plus $889,838 of accrued interest, to the major shareholder and director of the Company (see Note 6).

In September 2015, the Company issued 43,000 shares of Series A Preferred in exchange for $43,000 of related party convertible debt raised during 2015 (see Note 6).

In November and December 2015, the Company issued 99,000 shares of Series A Preferred in exchange for $22,700 of convertible debt, $9,812 of accrued interest, and extension of a due date for a payment on a debt settled. In September 2015, the Company issued 552,000 shares of Series A Preferred in exchange for $552,000 of convertible debt raised during 2015. In October 2015, the Company issued 10,000 shares of Series A Preferred in exchange for $10,000 of convertible debt raised during 2015 (see Note 8).

Preferred Stock Issued for Accounts Payable and Accrued Liabilities

In December 2015, the Company issued 100,000 and 75,000 shares of Series A Preferred to the CEO and CFO, in exchange for $150,000 and $112,500, respectively, of accrued payroll (see Note 6). In December 2015, the Company issued 246,797 shares of Series A Preferred in exchange for $370,197 of accounts payable.